ALPHACENTRIC LIFE SCIENCES AND HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 94.4%
	BIOTECH & PHARMA - 52.2%
8,594	AbbVie, Inc.	$ 1,595,218
4,206	Agios Pharmaceuticals, Inc.(a)	139,892
4,571	Apogee Therapeutics, Inc.(a)	198,519
462	Argenx S.E. - ADR(a)	254,664
2,194	Ascendis Pharma A/S - ADR(a)	378,684
20,845	AstraZeneca plc - ADR	1,456,649
32,731	Avadel Pharmaceuticals plc(a)	289,669
1,280	Axsome Therapeutics, Inc.(a)	133,619
1,463	BioNTech S.E. - ADR(a)	155,766
10,240	Daiichi Sankyo Company Ltd. - ADR	237,773
6,766	Edgewise Therapeutics, Inc.(a)	88,702
3,657	Eli Lilly & Company	2,850,741
7,863	Exact Sciences Corporation(a)	417,840
7,680	Gilead Sciences, Inc.	851,482
1,646	Insmed, Inc.(a)	165,653
5,120	Ionis Pharmaceuticals, Inc.(a)	202,291
1,280	Jazz Pharmaceuticals plc(a)	135,834
10,971	Johnson & Johnson	1,675,820
1,280	Krystal Biotech, Inc.(a)	175,949
14,994	Merck & Company, Inc.	1,186,925
4,388	Neurocrine Biosciences, Inc.(a)	551,528
10,423	Novartis A.G. - ADR	1,261,287
4,023	Oruka Therapeutics, Inc.	45,098
25,600	Pfizer, Inc.	620,544
3,474	Protagonist Therapeutics, Inc.(a)	192,008
366	Regeneron Pharmaceuticals, Inc.	192,150
3,474	Rhythm Pharmaceuticals, Inc.(a)	219,522
2,011	Sandoz Group A.G. - ADR	109,931
12,617	Sanofi - ADR	609,527
4,388	Verona Pharma plc - ADR(a)	415,017
2,011	Vertex Pharmaceuticals, Inc.(a)	895,297
1,646	Zoetis, Inc.	256,694
		17,960,293

ALPHACENTRIC LIFE SCIENCES AND HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 94.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 12.7%
2,926	Addus HomeCare Corporation(a)	$ 337,046
731	Cencora, Inc.	219,190
731	Chemed Corporation	355,946
2,377	Cigna Group (The)	785,789
5,120	CVS Health Corporation	353,178
366	Elevance Health, Inc.	142,359
2,560	Encompass Health Corporation	313,933
10,606	Surgery Partners, Inc.(a)	235,771
4,388	UnitedHealth Group, Inc.	1,368,924
3,474	US Physical Therapy, Inc.	271,667
		4,383,803
	HEALTHCARE SERVICES - 0.7%
24,137	GoodRx Holdings, Inc.(a)	120,202
33,097	Performant Healthcare, Inc.(a)	132,388
		252,590
	MEDICAL EQUIPMENT & DEVICES - 28.8%
6,217	Abbott Laboratories	845,574
32,548	Adaptive Biotechnologies Corporation(a)	379,184
9,691	Artivion, Inc.(a)	301,390
17,188	AtriCure, Inc.(a)	563,251
2,560	Becton Dickinson and Company	440,960
12,434	Boston Scientific Corporation(a)	1,335,537
2,743	Danaher Corporation	541,852
2,743	DexCom, Inc.(a)	239,436
6,217	Edwards Lifesciences Corporation(a)	486,232
12,068	Globus Medical, Inc., Class A(a)	712,253
7,314	Hologic, Inc.(a)	476,580
1,646	Intuitive Surgical, Inc.(a)	894,453
2,377	iRhythm Technologies, Inc.(a)	365,963
7,497	OrthoPediatrics Corp.(a)	161,036
1,097	Stryker Corporation	434,006
17,920	Terumo Corporation - ADR	328,832
2,194	Thermo Fisher Scientific, Inc.	889,579
731	West Pharmaceutical Services, Inc.	159,943

ALPHACENTRIC LIFE SCIENCES AND HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 94.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 28.8% (Continued)
3,840	Zimmer Biomet Holdings, Inc.	$ 350,246
		9,906,307

	TOTAL COMMON STOCKS (Cost $34,729,102)	32,502,993

	SHORT-TERM INVESTMENTS — 4.2%
	MONEY MARKET FUNDS - 4.2%
2	Fidelity Investments Money Market Government Portfolio, Class I, 4.23%(b)	2
1,444,389	First American Treasury Obligations Fund, Class X, 4.24%(b)	1,444,389
	TOTAL MONEY MARKET FUNDS (Cost $1,444,391)	1,444,391

	TOTAL INVESTMENTS - 98.6% (Cost $36,173,493)	$ 33,947,384
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%	471,860
	NET ASSETS - 100.0%	$ 34,419,244

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
PLC	- Public Limited Company
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.